Consolidated condensed statements of financial position - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Contracted concessional assets	$ 8,034,890	$ 8,161,129
Investments carried under the equity method	126,613	139,925
Financial investments	78,771	91,587
Deferred tax assets	152,603	147,966
Total non-current assets	8,392,877	8,540,607
Current assets
Inventories	22,388	20,268
Trade and other receivables	366,180	317,568
Financial investments	196,732	218,577
Cash and cash equivalents	788,769	562,795
Total current assets	1,374,069	1,119,208
Total assets	9,766,946	9,659,815
Equity attributable to the Company
Share capital	10,160	10,160
Parent company reserves	1,817,486	1,900,800
Other reserves	46,801	73,797
Accumulated currency translation differences	(113,220)	(90,824)
Retained earnings	(413,628)	(385,457)
Non-controlling interest	209,520	206,380
Total equity	1,557,119	1,714,856
Non-current liabilities
Long-term corporate debt	813,480	695,085
Long-term project debt	4,194,978	4,069,909
Grants and other liabilities	1,602,155	1,641,752
Related parties	14,102	17,115
Derivative liabilities	340,507	298,744
Deferred tax liabilities	248,715	248,996
Total non-current liabilities	7,213,937	6,971,601
Current liabilities
Short-term corporate debt	23,493	28,706
Short-term project debt	812,555	782,439
Trade payables and other current liabilities	128,577	128,062
Income and other tax payables	31,265	34,151
Total current liabilities	995,890	973,358
Total equity and liabilities	$ 9,766,946	$ 9,659,815